Capital Stock - Earnings Per Share (Details) - CAD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Feb. 28, 2018	Dec. 31, 2017	Dec. 31, 2016
Share Capital, Reserves And Other Equity Interest [Abstract]
Net earnings available to common shareholders (in millions of Canadian dollars)		$ 507	$ 135
Weighted average basic number of common shares outstanding (shares)		94,680,598	94,709,048
Weighted average number of diluted common shares (shares)		97,598,900	96,933,338
Basic net earnings per common share (in Canadian dollars), (per share)		$ 5.35	$ 1.42
Diluted net earnings per common share (in Canadian dollars), (per share)		$ 5.19	$ 1.39
Antidilutive securities excluded from computation of earnings per share (shares)		240,880	0
Disclosure of non-adjusting events after reporting period
Redemption of common shares (shares)	0	0	1,047,243